12. SEGMENT INFORMATION: Schedule of Reconciliation of Assets from Segment to Consolidated (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Net Operating (Loss)	$ (25,323,027)	$ (3,014,246)
Unrealized loss on marketable securities	(139,142)	0
Foreign currency exchange (loss)/gain	32,948	$ (48,105)
Consolidated
Net Operating (Loss)	(25,323)
Interest and Other Income	88
Interest expense	(19,877)
Unrealized loss on marketable securities	(139)
Foreign currency exchange (loss)/gain	33
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest	$ (45,218)